INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Schedule of inventories

	12.31.22	12.31.21
Materials for resale	772,469	583,165
Materials for consumption	36,255	67,278
Other inventories	45,906	38,363
Gross total	854,630	688,806
Estimated losses from impairment or obsolescence	(64,906)	(48,981)
Net total	789,724	639,825